                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1206

Signature, Place, and Date of Signing:

    /s/ John Grizzetti              New York, New York      May 12, 2006
    ------------------              -------------------  -------------------
                                       [City, State]           [Date]

/s/ by John Grizzetti  with Express
   -------------------
    Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------
*   Reports Holdings for which confidential treatment is required.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          66
Form 13F Information Table Value Total: $   715,346
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                     Column 2     Column 3  Column 4       Column 5         Column 6  Column 7     Column 8
--------                  --------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                     VALUE    SHR OR          PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER            TITLES OF CLASS  CUSIP    (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------            --------------- --------- -------- --------- ------ ---- ---------- -------- ---- ------ ----
ALTRIA GROUP INC CMN.....  COMMON STOCK   02209S103  38,456    542,700   SH           SOLE              X
ANTEON INTERNATIONAL
  CORP CMN...............  COMMON STOCK   03674E108     273      5,000   SH           SOLE              X
ATMEL CORP. CMN..........  COMMON STOCK   049513104   8,260  1,750,000   SH           SOLE              X
AZTAR CORPORATION CMN....  COMMON STOCK   054802103  14,522    345,849   SH           SOLE              X
BANK NEW YORK INC CMN....  COMMON STOCK   064057102  38,238  1,061,000   SH           SOLE              X
CALL/ ADP(WWFAK) @ 55
  EXP01/19/2008.......... OPTION - CALLS  0530109AK   3,422     13,686   SH   CALL    SOLE
CALL/ CSCO(VYCAD) @ 20
  EXP01/20/2007.......... OPTION - CALLS  17275F9AD   8,375     25,000   SH   CALL    SOLE
CALL/EK(EKJZ) @ 32.5
  EXP10/21/2006.......... OPTION - CALLS  2770009JZ      33        265   SH   CALL    SOLE
CALL/ MDT(VKDAM) @ 65
  EXP01/20/2007.......... OPTION - CALLS  5850009AM     264      6,600   SH   CALL    SOLE
CALL/ MDT(VKDAN) @ 70
  EXP01/20/2007.......... OPTION - CALLS  5850579AN     459     30,620   SH   CALL    SOLE
CALL/ MMC(OSOAG) @ 35
  EXP01/20/2007.......... OPTION - CALLS  5717499AG     567      6,131   SH   CALL    SOLE
CALL/ MO(VPMAR) @ 90
  EXP01/20/2007.......... OPTION - CALLS  0220939AR   7,250    100,000   SH   CALL    SOLE

Column 1                     Column 2     Column 3  Column 4       Column 5         Column 6  Column 7     Column 8
--------                  --------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                                                       VOTING AUTHORITY
                                                     VALUE    SHR OR          PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER            TITLES OF CLASS  CUSIP    (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------            --------------- --------- -------- --------- ------ ---- ---------- -------- ---- ------ ----
CALL/ MO(WRRAT) @ 100
  EXP01/19/2008.......... OPTION - CALLS  0220019AT   1,620     18,000   SH   CALL    SOLE
CALL/ WMB(WYMAF) @ 30
  EXP01/19/2008.......... OPTION - CALLS  9694589AF   4,813     25,000   SH   CALL    SOLE
CF INDUSTRIES HOLDINGS,
  INC. CMN...............  COMMON STOCK   125269100  23,195  1,365,200   SH           SOLE              X
CONSOL ENERGY INC. CMN...  COMMON STOCK   20854P109     371      5,000   SH           SOLE              X
DELPHI CORP CMN..........  COMMON STOCK   247126105   2,051  3,230,200   SH           SOLE              X
DIAMOND FOODS, INC. CMN..  COMMON STOCK   252603105     120      7,000   SH           SOLE              X
DOW-JONES & CO INC CMN...  COMMON STOCK   260561105  60,290  1,534,100   SH           SOLE              X
ELAN CORP PLC (ADR) ADR
  CMN....................  COMMON STOCK   284131208   7,942    550,000   SH           SOLE              X
ENGELHARD CORP CMN.......  COMMON STOCK   292845104  84,963  2,145,000   SH           SOLE              X
EXPRESS SCRIPTS COMMON
  CMN....................  COMMON STOCK   302182100      97      1,100   SH           SOLE              X
FIRST MIDWEST BANCORP
  INC DEL CMN............  COMMON STOCK   320867104       3         95   SH           SOLE              X
GENERAL MOTORS
  CORPORATION CMN........  COMMON STOCK   370442105  14,932    702,000   SH           SOLE              X
GOLDEN ENTERPRISES CMN...  COMMON STOCK   381010107   1,662    557,582   SH           SOLE              X

Column 1                       Column 2     Column 3  Column 4        Column 5         Column 6  Column 7     Column 8
--------                    --------------- --------- -------- ---------------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                       VALUE    SHR OR           PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER              TITLES OF CLASS  CUSIP    (X1000)   PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------              --------------- --------- -------- ---------- ------ ---- ---------- -------- ---- ------ ----
HEALTHEXTRAS INC CMN.......   COMMON STOCK  422211102     102       2,900  SH            SOLE              X
INTERNET CAP GROUP.........       5.0%
                              CONVERTIBLE
                              SUBORDINATED
                                 NOTES      46059CAB2  17,586  14,769,695  PRN           SOLE              X
ITC HOLDINGS CORP. CMN.....   COMMON STOCK  465685105     263      10,000  SH            SOLE              X
KANSAS CITY SOUTHERN CMN...   COMMON STOCK  485170302  24,945   1,009,930  SH            SOLE              X
KNIGHT CAPITAL GROUP INC
  CMN CLASS A..............   COMMON STOCK  499005106  23,166   1,663,000  SH            SOLE              X
LAFARGE NORTH AMERICA INC
  CMN......................   COMMON STOCK  505862102  38,976     464,000  SH            SOLE              X
LIBERTY GLOBAL INC CMN
  CLASS A..................   COMMON STOCK  530555101     205      10,000  SH            SOLE              X
LORAL SPACE &COMMUNICATION
  INC. CMN.................   COMMON STOCK  543881106     316      11,000  SH            SOLE              X
MARSH & MCLENNAN CO INC CMN   COMMON STOCK  571748102     220       7,500  SH            SOLE              X
MCAFEE INC CMN.............   COMMON STOCK  579064106  27,931   1,148,000  SH            SOLE              X
MCDATA CORP CMN CLASS A....   COMMON STOCK  580031201     162      35,000  SH            SOLE              X
MCDATA CORPORATION.........      2.25%
                              CONVERTIBLE
                              SUBORDINATED
                                 NOTES      580031AD4  22,330  25,928,000  PRN           SOLE              X
MDS INC CMN................   COMMON STOCK  55269P302  28,340   1,575,345  SH            SOLE              X

Column 1                     Column 2     Column 3  Column 4        Column 5         Column 6  Column 7     Column 8
--------                  --------------- --------- -------- ---------------------- ---------- -------- ----------------
                                                                                                        VOTING AUTHORITY
                                                     VALUE    SHR OR           PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER            TITLES OF CLASS  CUSIP    (X1000)   PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------            --------------- --------- -------- ---------  ------ ---- ---------- -------- ---- ------ ----
MERCURY INTERACTIVE CORP
  CMN....................   COMMON STOCK  589405109  16,252    467,000   SH            SOLE              X
MITTAL STEEL COMPANY.....   COMMON STOCK  60684P101     415     11,000   SH            SOLE              X
NARA BANCORP INC CMN.....   COMMON STOCK  63080P105     140      8,000   SH            SOLE              X
NEW ENGLAND BANCSHARES,
  INC. CMN...............   COMMON STOCK  643863202     415     38,683   SH            SOLE              X
NRG ENERGY, INC. CMN.....   COMMON STOCK  629377508     317      7,000   SH            SOLE              X
PINNACLE AIRLINES CORP...      3.25%
                            CONVERTIBLE
                            SUBORDINATED
                               NOTES      723443AB3     818  1,000,000   PRN           SOLE              X
PUT/CD(CDTC) @ 15
  EXP08/19/2006..........   OPTION - PUT  1510009TC   1,250     50,000   SH    PUT     SOLE
PUT/EK(EKVY) @ 27.5
  EXP10/21/2006..........   OPTION - PUT  2770009VY      54        265   SH    PUT     SOLE
QLT INC. CMN.............   COMMON STOCK  746927102  22,186  2,885,037   SH            SOLE              X
QUEST DIAGNOSTICS INC CMN   COMMON STOCK  74834L100     359      7,000   SH            SOLE              X
REDDY ICE HOLDINGS INC
  CMN....................   COMMON STOCK  75734R105     555     25,000   SH            SOLE              X
REFCO INC. CMN...........   COMMON STOCK  75866G109     213    819,545   SH            SOLE              X
ROGERS COMMUNICATIONS
  INC CMN CLASS B........   COMMON STOCK  775109200    (122)    (3,200)  SH            SOLE              X

Column 1                       Column 2     Column 3  Column 4       Column 5         Column 6  Column 7     Column 8
--------                    --------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                                                         VOTING AUTHORITY
                                                       VALUE    SHR OR          PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER              TITLES OF CLASS  CUSIP    (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------              --------------- --------- -------- --------- ------ ---- ---------- -------- ---- ------ ----
ROYAL GROUP TECHNOLOGIES
  LTD CMN..................  COMMON STOCK   779915107   9,270  1,000,000   SH           SOLE              X
SEACOR HOLDINGS INC CMN....  COMMON STOCK   811904101     261      3,300   SH           SOLE              X
SOFTBRANDS, INC. CMN.......  COMMON STOCK   83402A107     835    564,119   SH           SOLE              X
SOUTHERN UNION CO (NEW) CMN  COMMON STOCK   844030106  15,121    609,000   SH           SOLE              X
SPRINT NEXTEL CORPORATION
  CMN......................  COMMON STOCK   852061100     114      4,400   SH           SOLE              X
STEWART & STEVENSON SVCS
  CMN......................  COMMON STOCK   860342104  22,982    630,000   SH           SOLE              X
TENNECO INC CMN............  COMMON STOCK   880349105     108      5,000   SH           SOLE              X
THE TOWN & COUNTRY TRUST...  COMMON STOCK   892081100  35,634    877,900   SH           SOLE              X
TRANSMONTAIGNE PARTNERS
  L.P. CMN.................  COMMON STOCK   89376V100     146      5,000   SH           SOLE              X
TRUMP ENTMT RESORTS INC CMN  COMMON STOCK   89816T103  27,039  1,460,000   SH           SOLE              X
UAL CORPORATION CMN........  COMMON STOCK   902549807  30,837    772,283   SH           SOLE              X
VALERO ENERGY CORPORATION
  CMN......................  COMMON STOCK   91913Y100     120      2,000   SH           SOLE              X
WESTFIELD FINANCIAL, INC.
  CMN......................  COMMON STOCK   96008D101     254     10,300   SH           SOLE              X
WEYERHAEUSER CO CMN........  COMMON STOCK   962166104  22,453    310,000   SH           SOLE              X
WILLIAMS COMPANIES INC.
  (THE) CMN................  COMMON STOCK   969457100     599     28,000   SH           SOLE              X